As filed with the Securities and Exchange Commission on March 26, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21597

PRIMECAP Odyssey Funds
(Exact name of registrant as specified in charter)

225 South Lake Avenue, Suite 400
Pasadena, CA 91101-3005
(Address of principal executive offices) (Zip code)

David H. Van Slooten
225 South Lake Avenue, Suite 400
Pasadena, CA 91101-3005
(Name and address of agent for service)

(800) 729-2307
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2008

Date of reporting period:  January 31, 2009

Item 1. Schedule of Investments.

Schedule of Investments
PRIMECAP Odyssey Stock Fund
January 31, 2009 - (Unaudited)

Shares		Value
	COMMON STOCKS - 94.2%
	Consumer Discretionary - 12.4%
50,000	Amazon.com, Inc. (a)	$2,941,000
117,200	Bed Bath & Beyond, Inc. (a)	2,722,556
257,800	CarMax, Inc. (a)	2,132,006
20,000	Carnival Corp.	363,800
16,400	Chico's FAS, Inc. (a)	64,944
149,500	Collective Brands, Inc. (a)	1,595,165
78,600	DIRECTV Group, Inc. (The) (a)	1,721,340
220,000	Dress Barn, Inc. (a)	1,896,400
28,000	Eastman Kodak Co.	126,840
53,400	Kohl's Corp. (a)	1,960,314
80,000	Mattel, Inc.	1,135,200
10,000	Men's Wearhouse, Inc.	116,500
65,000	Sony Corp. - ADR	1,249,300
100,950	TJX Cos, Inc.	1,960,449
92,400	Walt Disney Co. (The)	1,910,832
62,000	Whirlpool Corp.	2,072,660
		23,969,306
	Consumer Staples - 0.6%
230	American Italian Pasta Co. - Class A (a)	5,433
20,000	Procter & Gamble Co.	1,090,000
		1,095,433
	Energy - 6.3%
45,000	Arch Coal, Inc.	683,550
5,600	ConocoPhillips	266,168
20,000	EnCana Corp.	886,800
48,000	EOG Resources, Inc.	3,252,960
7,500	Murphy Oil Corp.	331,350
47,400	National Oilwell Varco, Inc. (a)	1,253,256
48,900	Peabody Energy Corp.	1,222,500
100,000	Plains Exploration & Production Co. (a)	2,112,000
53,034	Schlumberger Ltd.	2,164,318
		12,172,902
	Financials - 4.7%
18,000	Bank of New York Mellon Corp. (The)	463,320
900	Berkshire Hathaway, Inc. - Class B (a)	2,690,100
30,000	Chubb Corp.	1,277,400
127,200	Discover Financial Services	909,480
195,750	Marsh & McLennan Cos, Inc.	3,783,847
		9,124,147
	Health Care - 32.9%
119,300	Affymetrix, Inc. (a)	379,374
132,300	Amgen, Inc. (a)	7,256,655
116,000	Biogen Idec, Inc. (a)	5,643,400
378,200	Boston Scientific Corp. (a)	3,354,634
245,100	Eli Lilly & Co.	9,024,582
20,000	Genentech, Inc. (a)	1,624,800
173,400	GlaxoSmithKline PLC - ADR	6,114,084
25,000	Johnson & Johnson	1,442,250
217,400	Medtronic, Inc.	7,280,726
158,750	Novartis AG - ADR	6,550,025
36,900	Roche Holding AG - CHF	5,198,258
55,000	Sanofi-Aventis - ADR	1,549,350
17,100	Sepracor, Inc. (a)	259,920
110,000	Waters Corp. (a)	3,978,700
99,000	Wyeth	4,254,030
		63,910,788

Schedule of Investments
PRIMECAP Odyssey Stock Fund
January 31, 2009 - (Unaudited)

	Industrials - 12.0%
29,400	Alaska Air Group, Inc. (a)	$774,984
50,000	Alexander & Baldwin, Inc.	1,102,000
261,500	AMR Corp. (a)	1,553,310
5,000	Avery Dennison Corp.	121,150
84,900	Boeing Co.	3,592,119
2,100	Burlington Northern Santa Fe Corp.	139,125
16,200	Caterpillar, Inc.	499,770
22,400	Chicago Bridge & Iron Co. N.V. - ADR	252,224
6,500	Deere & Co.	225,810
12,900	FedEx Corp.	657,126
103,100	Honeywell International, Inc.	3,382,711
29,600	JetBlue Airways Corp. (a)	166,648
104,000	McDermott International, Inc. (a)	1,078,480
5,200	Norfolk Southern Corp.	199,472
33,600	Pall Corp.	875,952
58,500	Rockwell Automation, Inc.	1,523,340
389,400	Southwest Airlines Co.	2,737,482
11,600	SPX Corp.	488,476
2,300	Thomas & Betts Corp. (a)	49,197
21,200	Union Pacific Corp.	928,348
68,800	United Parcel Service, Inc.	2,923,312
		23,271,036
	Information Technology - 17.8%
26,650	Accenture Ltd. - Class A	841,074
7,000	Agilent Technologies, Inc. (a)	126,560
181,900	Applied Materials, Inc.	1,704,403
87,499	ASML Holding N.V. - ADR	1,447,234
13,700	Cisco Systems, Inc. (a)	205,089
70,000	Corning, Inc.	707,700
306,000	EMC Corp. (a)	3,378,240
4,400	Google, Inc. (a)	1,489,532
43,000	Hewlett-Packard Co.	1,494,250
100,000	Intel Corp.	1,290,000
60,000	Intersil Corp.	558,600
120,000	Intuit, Inc. (a)	2,718,000
85,000	KLA-Tencor Corp.	1,703,400
290,000	L.M. Ericsson Telephone Co. - ADR	2,317,100
163,700	Microsoft Corp.	2,799,270
150,000	Motorola, Inc.	664,500
76,600	NVIDIA Corp. (a)	608,970
107,200	Oracle Corp. (a)	1,804,176
35,000	Research In Motion Ltd. (a)	1,939,000
157,337	Symantec Corp. (a)	2,411,976
190,600	Texas Instruments, Inc.	2,849,470
59,300	Xilinx, Inc.	999,205
41,000	Yahoo!, Inc. (a)	480,930
		34,538,679
	Materials - 6.2%
13,000	Alcoa, Inc.	101,270
133,274	Domtar Corp. (a)	198,578
28,000	Freeport-McMoRan Copper & Gold, Inc.	703,920
50,000	International Paper Co.	456,000
43,500	Monsanto Co.	3,308,610
33,000	Newmont Mining Corp.	1,312,740
24,300	Potash Corp. of Saskatchewan	1,819,098
9,350	Praxair, Inc.	582,131
40,000	Vulcan Materials Co.	1,978,400
60,778	Weyerhaeuser Co.	1,661,671
		12,122,418
	Telecommunication Services - 0.8%
89,500	NeuStar, Inc. - Class A (a)	1,218,990
159,950	Sprint Nextel Corp. (a)	388,678
		1,607,668
	Utilities - 0.5%
20,000	FPL Group, Inc.	1,031,000
	TOTAL COMMON STOCKS
	(Cost $244,687,392)	$182,843,377

Schedule of Investments
PRIMECAP Odyssey Stock Fund
January 31, 2009 - (Unaudited)

	Principal
	Amount			Value
		SHORT TERM INVESTMENTS - 5.8%
	$11,225,621	Dreyfus Treasury Prime Cash Management		$11,225,621
		TOTAL SHORT TERM INVESTMENTS
		(Cost $11,225,621)		11,225,621
		TOTAL INVESTMENTS
		(Cost $255,913,013^) - 100.0%		194,068,998
		Liabilities in Excess of Other Assets - 0.0%		(90,350)
		TOTAL NET ASSETS - 100.0%		$193,978,648

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt.
CHF	Swiss Security.
(a)	Non Income Producing.

	^ The cost basis of investments for federal income tax purposes at January 31, 2009 was as follows:
		Cost of investments		$255,913,013
		Gross unrealized appreciation		4,477,474
		Gross unrealized depreciation		(66,321,489)
		Net unrealized appreciation		$(61,844,015)

	Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments.
	For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most
	recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at January 31, 2009

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2009:

			Investments	Other
			in	Financial
Description			Securities	Instruments^^
Level 1 - Quoted prices			$194,068,998	$-
Level 2 - Other significant observable inputs			$-	$-
Level 3 - Significant unobservable inputs			$-	$-
Total			$194,068,998	$-

^^
Other Financial Instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
PRIMECAP Odyssey Growth Fund
January 31, 2009 - (Unaudited)

Shares		Value
	COMMON STOCKS - 94.9%
	Consumer Discretionary - 9.6%
250,000	99 Cents Only Stores (a)	$2,095,000
63,000	Amazon.com, Inc. (a)	3,705,660
206,800	Bed Bath & Beyond, Inc. (a)	4,803,964
640,500	CarMax, Inc. (a)	5,296,935
40,000	Carnival Corp.	727,600
74,500	DIRECTV Group, Inc. (The) (a)	1,631,550
342,800	Dress Barn, Inc. (a)	2,954,936
228,500	Gentex Corp.	1,917,115
53,550	Kohl's Corp. (a)	1,965,820
170,000	Mattel, Inc.	2,412,300
343,800	Quiksilver, Inc. (a)	721,980
308,000	Sony Corp. - ADR	5,919,760
128,250	TJX Cos, Inc.	2,490,615
30,000	Viacom, Inc. (a)	442,500
		37,085,735
	Consumer Staples - 0.3%
20,800	Procter & Gamble Co.	1,133,600

	Energy - 5.7%
118,100	Arch Coal, Inc.	1,793,939
12,300	ConocoPhillips	584,619
40,000	EnCana Corp.	1,773,600
85,000	EOG Resources, Inc.	5,760,450
77,100	National Oilwell Varco, Inc. (a)	2,038,524
170,000	Oceaneering International, Inc. (a)	5,858,200
101,300	Schlumberger Ltd.	4,134,053
		21,943,385
	Financials - 3.8%
29,000	Bank of New York Mellon Corp. (The)	746,460
1,724	Berkshire Hathaway, Inc. - Class B (a)	5,153,036
29,000	Chubb Corp.	1,234,820
50,000	Hanmi Financial Corp.	95,500
305,250	Marsh & McLennan Cos, Inc.	5,900,483
120,000	Progressive Corp. (The) (a)	1,458,000
		14,588,299
	Health Care - 35.2%
180,000	Abiomed, Inc. (a)	2,428,200
511,400	Accuray, Inc. (a)	3,160,452
275,500	Affymetrix, Inc. (a)	876,090
245,000	Amgen, Inc. (a)	13,438,250
106,700	Biogen Idec, Inc. (a)	5,190,955
264,900	BioMarin Pharmaceuticals, Inc. (a)	5,101,974
432,000	Boston Scientific Corp. (a)	3,831,840
60,000	Cerner Corp. (a)	2,023,200
40,700	Charles River Laboratories International, Inc. (a)	993,487
901,500	Conceptus, Inc. (a)	12,945,540
536,300	Eli Lilly & Co.	19,746,566
40,000	Genentech, Inc. (a)	3,249,600
150,000	GlaxoSmithKline PLC - ADR	5,289,000
110,000	Illumina, Inc. (a)	3,009,600
39,500	Johnson & Johnson	2,278,755
180,000	Kinetic Concepts, Inc. (a)	4,338,000
1,100,000	Medarex, Inc. (a)	6,567,000
341,000	Medtronic, Inc.	11,420,090
288,100	Micrus Endovascular Corp. (a)	3,249,768
251,300	Novartis AG - ADR	10,368,638
114,300	OraSure Technologies, Inc. (a)	329,184
62,200	Roche Holding AG - CHF	8,762,376
136,200	SurModics, Inc. (a)	2,700,846
129,000	Waters Corp. (a)	4,665,930
		135,965,341

Schedule of Investments
PRIMECAP Odyssey Growth Fund
January 31, 2009 - (Unaudited)

	Industrials - 8.1%
645,400	AMR Corp. (a)	$3,833,676
179,500	C. H. Robinson Worldwide, Inc.	8,253,410
13,700	Caterpillar, Inc.	422,645
123,800	Expeditors International Washington, Inc.	3,442,878
18,500	FedEx Corp.	942,390
282,750	JetBlue Airways Corp. (a)	1,591,882
133,300	McDermott International, Inc. (a)	1,382,321
56,800	Pall Corp.	1,480,776
812,900	Southwest Airlines Co.	5,714,687
95,200	United Parcel Service, Inc.	4,045,048
		31,109,713
	Information Technology - 30.5%
56,450	Accenture Ltd. - Class A	1,781,562
19,000	Adobe Systems, Inc. (a)	366,890
133,300	Akamai Technologies, Inc. (a)	1,796,884
307,600	Altera Corp.	4,730,888
279,700	Applied Materials, Inc.	2,620,789
277,744	ASML Holding N.V. - ADR	4,593,886
244,500	Avid Technology, Inc. (a)	2,447,445
134,300	Avocent Corp. (a)	1,927,205
100,000	Brocade Communications Sys, Inc. (a)	381,000
30,000	Cisco Systems, Inc. (a)	449,100
195,000	Corning, Inc.	1,971,450
194,700	Cree, Inc. (a)	3,880,371
37,000	Cymer, Inc. (a)	754,800
765,600	EMC Corp. (a)	8,452,224
1,000,000	Flextronics International Ltd. (a)	2,610,000
529,700	FormFactor, Inc. (a)	8,242,132
36,300	Google, Inc. - Class A (a)	12,288,639
40,000	Hewlett-Packard Co.	1,390,000
180,000	Intel Corp.	2,322,000
152,400	Intersil Corp. - Class A	1,418,844
282,800	Intuit, Inc. (a)	6,405,420
85,000	KLA-Tencor Corp.	1,703,400
580,000	L.M. Ericsson Telephone Co. - ADR	4,634,200
49,000	McAfee, Inc. (a)	1,494,010
42,000	Micron Technology, Inc. (a)	156,240
235,600	Microsoft Corp.	4,028,760
200,000	Motorola, Inc.	886,000
360,000	Nuance Communications, Inc. (a)	3,549,600
200,000	NVIDIA Corp. (a)	1,590,000
224,900	Oracle Corp. (a)	3,785,067
49,000	QUALCOMM, Inc.	1,692,950
379,800	Rambus, Inc. (a)	3,440,988
71,650	Research In Motion Ltd. (a)	3,969,410
151,800	SanDisk Corp. (a)	1,735,074
8,000	Silicon Laboratories, Inc. (a)	184,240
171,400	Stratasys, Inc. (a)	1,835,694
280,500	Symantec Corp. (a)	4,300,065
290,000	Texas Instruments, Inc.	4,335,500
22,900	Trimble Navigation Ltd. (a)	339,378
155,000	Xilinx, Inc.	2,611,750
63,500	Yahoo!, Inc. (a)	744,855
		117,848,710
	Materials - 0.9%
29,500	Monsanto Co.	2,243,770
17,000	Praxair, Inc.	1,058,420
		3,302,190
	Telecommunication Services - 0.8%
190,700	NeuStar, Inc. - Class A (a)	2,597,334
284,550	Sprint Nextel Corp. (a)	691,457
		3,288,791
	TOTAL COMMON STOCKS
	(Cost $535,846,645)	$366,265,764

Schedule of Investments
PRIMECAP Odyssey Growth Fund
January 31, 2009 - (Unaudited)

	Principal
	Amount			Value
		SHORT TERM INVESTMENTS - 4.8%
	$18,684,467	Dreyfus Treasury Prime Cash Management		$18,684,468
		TOTAL SHORT TERM INVESTMENTS
		(Cost $18,684,468)		18,684,468
		TOTAL INVESTMENTS
		(Cost $554,531,112^) - 99.7%		384,950,232
		Other Assets in Excess of Liabilities - 0.3%		1,069,923
		TOTAL NET ASSETS - 100.0%		$386,020,155

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt.
CHF	Swiss Security.
(a)	Non Income Producing.

	^ The cost basis of investments for federal income tax purposes at January 31, 2009 was as follows:
		Cost of investments		$554,531,112
		Gross unrealized appreciation		4,994,789
		Gross unrealized depreciation		(174,575,669)
		Net unrealized appreciation		$(169,580,880)

	Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments.
	For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most
	recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at January 31, 2009

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2009:

			Investments	Other
			in	Financial
Description			Securities	Instruments^^
Level 1 - Quoted prices			$384,950,232	$-
Level 2 - Other significant observable inputs			$-	$-
Level 3 - Significant unobservable inputs			$-	$-
Total			$384,950,232	$-

^^
Other Financial Instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
PRIMECAP Odyssey Aggressive Growth Fund
January 31, 2009 - (Unaudited)

Shares		Value
	COMMON STOCKS - 94.0%
	Consumer Discretionary - 4.2%
63,000	Amazon.com, Inc. (a)	$3,705,660
273,400	CarMax, Inc. (a)	2,261,018
74,400	DIRECTV Group, Inc. (The) (a)	1,629,360
140,000	Gentex Corp.	1,174,600
229,000	Quiksilver, Inc. (a)	480,900
		9,251,538
	Consumer Staples - 8.0%
736,999	American Italian Pasta Co. - Class A (a)	17,407,916

	Energy - 3.3%
60,000	Arch Coal, Inc.	911,400
30,000	EOG Resources, Inc.	2,033,100
40,000	National Oilwell Varco, Inc. (a)	1,057,600
74,000	Oceaneering International, Inc. (a)	2,550,040
16,000	Range Resources Corp.	573,440
		7,125,580
	Financials - 2.2%
49,400	Hanmi Financial Corp.	94,354
605,820	MarketAxess Holdings, Inc. (a)	4,676,931
		4,771,285
	Health Care - 35.5%
450,000	Abiomed, Inc. (a)	6,070,500
290,000	Accuray, Inc. (a)	1,792,200
222,000	Affymetrix, Inc. (a)	705,960
33,000	Biogen Idec, Inc. (a)	1,605,450
350,300	BioMarin Pharmaceuticals, Inc. (a)	6,746,778
650,700	Boston Scientific Corp. (a)	5,771,709
591,693	Cardica, Inc. (a)	1,887,501
270,900	Cepheid, Inc. (a)	2,015,496
28,200	Charles River Laboratories International, Inc. (a)	688,362
749,550	Conceptus, Inc. (a)	10,763,538
192,000	Dendreon Corp. (a)	647,040
1,555,000	Dyax Corp. (a)	5,224,800
60,000	ev3, Inc. (a)	324,600
20,000	Genentech, Inc. (a)	1,624,800
198,500	Kinetic Concepts, Inc. (a)	4,783,850
1,677,400	Medarex, Inc. (a)	10,014,078
315,000	Micrus Endovascular Corp. (a)	3,553,200
452,600	OraSure Technologies, Inc. (a)	1,303,488
1,063,900	Pharmacyclics, Inc. (a)	955,382
56,800	Roche Holding AG - CHF	8,001,655
41,450	Sepracor, Inc. (a)	630,040
116,000	SurModics, Inc. (a)	2,300,280
		77,410,707
	Industrials - 5.8%
110,000	Alaska Air Group, Inc. (a)	2,899,600
360,000	AMR Corp. (a)	2,138,400
50,000	C. H. Robinson Worldwide, Inc.	2,299,000
243,825	JetBlue Airways Corp. (a)	1,372,735
53,000	Monster Worldwide, Inc. (a)	488,130
37,900	Pall Corp.	988,053
246,300	Southwest Airlines Co.	1,731,489
90,000	US Airways Group, Inc. (a)	510,300
60,000	Vitran Corp, Inc. (a)	277,800
		12,705,507
	Information Technology - 33.7%
160,000	Akamai Technologies, Inc. (a)	2,156,800
340,000	Altera Corp.	5,229,200
283,288	ASML Holding N.V. - ADR	4,685,584
240,400	Avid Technology, Inc. (a)	2,406,404
205,000	Avocent Corp. (a)	2,941,750
375,000	Brocade Communications Sys, Inc. (a)	1,428,750
145,600	Cree, Inc. (a)	2,901,808
96,500	Cymer, Inc. (a)	1,968,600
110,000	eBay, Inc. (a)	1,322,200
180,000	EMC Corp. (a)	1,987,200
77,500	Emulex Corp. (a)	442,525
150,000	FARO Technologies, Inc. (a)	2,253,000
493,800	FormFactor, Inc. (a)	7,683,528

Schedule of Investments
PRIMECAP Odyssey Aggressive Growth Fund
January 31, 2009 - (Unaudited)

	17,100	Google, Inc. (a)		$5,788,863
	300,000	Guidance Software, Inc. (a)		1,026,000
	93,800	Intermec, Inc. (a)		1,164,996
	200,000	Intuit, Inc. (a)		4,530,000
	165,300	KLA-Tencor Corp.		3,312,612
	57,500	McAfee, Inc. (a)		1,753,175
	156,500	Micron Technology, Inc. (a)		582,180
	240,000	Nuance Communications, Inc. (a)		2,366,400
	186,550	NVIDIA Corp. (a)		1,483,072
	296,800	Rambus, Inc. (a)		2,689,008
	46,900	Research In Motion Ltd. (a)		2,598,260
	96,700	SanDisk Corp. (a)		1,105,281
	6,000	Silicon Laboratories, Inc. (a)		138,180
	214,300	SonicWALL, Inc. (a)		754,336
	242,400	Stratasys, Inc. (a)		2,596,104
	180,900	Symantec Corp. (a)		2,773,197
	32,000	Trimble Navigation Ltd. (a)		474,240
	77,800	Yahoo!, Inc. (a)		912,594
				73,455,847
		Telecommunication Services - 1.3%
	149,200	NeuStar, Inc. - Class A (a)		2,032,104
	296,700	Sprint Nextel Corp. (a)		720,981
				2,753,085
		TOTAL COMMON STOCKS
		(Cost $303,114,788)		$204,881,465
	Principal
	Amount			Value
		SHORT TERM INVESTMENTS - 6.2%
	$13,559,732	Dreyfus Treasury Prime Cash Management		$13,559,732
		TOTAL SHORT TERM INVESTMENTS
		(Cost $13,559,732)		13,559,732
		TOTAL INVESTMENTS
		(Cost $316,674,520) - 100.2%		218,441,197
		Liabilities in Excess of Other Assets - (0.2)%		(527,192)
		TOTAL NET ASSETS - 100.0%		$217,914,005

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt.
CHF	Swiss Security.
(a)	Non Income Producing.

	^ The cost basis of investments for federal income tax purposes at January 31, 2009 was as follows:
		Cost of investments		$316,674,520
		Gross unrealized appreciation		15,285,808
		Gross unrealized depreciation		(113,519,131)
		Net unrealized depreciation		$(98,233,323)

	Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments.
	For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most
	recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at January 31, 2009

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2009:

			Investments	Other
			in	Financial
Description			Securities	Instruments^^
Level 1 - Quoted prices			$218,441,197	$-
Level 2 - Other significant observable inputs			$-	$-
Level 3 - Significant unobservable inputs			$-	$-
Total			$218,441,197	$-

^^
Other Financial Instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  PRIMECAP Odyssey Funds

By (Signature and Title)    /s/ Joel P. Fried
                                                                    Joel P. Fried, Co-Chief Executive

Date                                    3/24/09

By (Signature and Title)    /s/ Howard B. Schow
                                                                    Howard B. Schow, Co-Chief Executive

Date                                    3/24/09

By (Signature and Title)    /s/ Theo A. Kolokotrones
                                                                    Theo A. Kolokotrones, Co-Chief Executive

Date                                    3/24/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Joel P. Fried
                                                                   Joel P. Fried, Co-Chief Executive

Date                                    3/24/09

By (Signature and Title)   /s/ Howard B. Schow
                                                                   Howard B. Schow, Co-Chief Executive

Date                                    3/24/09

By (Signature and Title)   /s/ Theo A. Kolokotrones
                                                                   Theo A. Kolokotrones, Co-Chief Executive

Date                                    3/24/09

By (Signature and Title)   /s/ David H. Van Slooten
                                                                   David H. Van Slooten, Chief Financial Officer

Date                                    3/24/09

* Print the name and title of each signing officer under his or her signature.